LONG TERM LOANS FROM BANKS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 17, 2012 Israeli Bank
Long Term Debt [Line Items]
Debt instrument, unused borrowing capacity, amount		$ 2,370
Debt instrument, interest rate terms	P+1.41%	initial rate of prime plus 2.75%.